   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 13, 2001

                                             1933 ACT REGISTRATION NO. 333-46113
                                             1940 ACT REGISTRATION NO. 811-08651
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 8 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                 LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM
                            VARIABLE LIFE INSURANCE
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

               120 Madison Street, Suite 1700, Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (888) 223-1860

         Robert O. Sheppard, Esquire                       COPY TO:
  Lincoln Life & Annuity Company of New York        Jeremy Sachs, Esquire
        120 Madison Street, Suite 1700               The Lincoln National
              Syracuse NY 13202                     Life Insurance Company
   (NAME AND ADDRESS OF AGENT FOR SERVICE)            350 Church Street
                                                      Hartford, CT 06103

           Approximate date of proposed public offering: Continuous.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for the Registrant for the fiscal year ending December 31, 2000 was filed March 22, 2001.

    It is proposed that this filing will become effective:


     / /  immediately on filing, pursuant to Rule 485(b)
     /X/  on November 13, 2001, pursuant to Rule 485(b)
     / /  60 days after filing pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page, Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            LLANY, the Separate Account and the General
                               Account

  6(a)                         LLANY, the Separate Account and the General
                               Account

  6(b)                         *

  9                            Legal Proceedings

  10(a)-(c)                    Right-to-Examine Period; Surrenders of the
                               Policy; Accumulation Value; Reports to Owners

  10(d)                        Right to Exchange the Policy; Policy Loans;
                               Surrenders of the Policy; Allocation of Net
                               Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefit;
                               Policy Values; Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges and Fees

  14                           The Policy

  15                           Premium Payments; Transfers

  16                           LLANY, the Separate Account and the General
                               Account

  17                           Surrender of the Policy

  18                           LLANY, the Separate Account and the General
                               Account

  19                           Reports to Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           LLANY, the Separate Account and the General
                               Account

  24                           Incontestability; Suicide; Misstatement of Age or
                               Gender

  25                           LLANY, the Separate Account and the General
                               Account

  26                           Fund Participation Agreements

  27                           LLANY, the Separate Account and the General
                               Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of LLANY

  29                           LLANY, the Separate Account and the General
                               Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrender of the Policy

  47                           LLANY, the Separate Account and the General
                               Account; Surrender of the Policy, Transfers

  48                           *

  49                           *

  50                           LLANY, the Separate Account and the General
                               Account

  51 Cover Page; Highlights; Premium Payments; Right to Exchange the Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

                          SUPPLEMENT FOR PROSPECTUS 1

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
     LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                       SUPPLEMENT DATED NOVEMBER 13, 2001
                     TO THE PROSPECTUSES DATED MAY 1, 2001
                          WHICH DESCRIBES LINCOLN SVUL

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices To Be Made":

You may also choose Riders offered for this Policy. These may alter the benefits or charges in the Policy. They also may have tax consequences to you. See
Page 33.

2. The following is added to the HIGHLIGHTS section, on page 5, "Insurance Charges and Fees" sub-section immediately after the paragraph beginning "Surrender in full."

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal. Upon issue, there is a one-time administrative charge of not more than $250 for this Rider. See page 33.

3. The following is added to the end of the "Monthly Deduction" sub-section of CHARGES AND FEES on page 23.

If you select the Estate Tax Repeal Rider, there is a one-time administrative charge of not more than $250.

4. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 24.

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 33.

5. The following is added to the end of the " Surrender Value" sub-section of POLICY LIQUIDITY on page 29:

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 33.

6. The following is added to the beginning of the "Riders" sub-section of OTHER POLICY PROVISIONS on page 33.

Riders may be offered to you which alter the benefit or charges in the Policy. The Riders offered may have tax consequences to you.

ESTATE TAX REPEAL RIDER

This Rider, if desired, may be added to Policies approved for issue on July 30, 2001 or later. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the

Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins a 12-month "window" for you to exercise the Rider) is the later of 1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses and is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

7. The following replaces the final paragraph under the EXPERTS section on page 41.

Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

8. The following sentence is added to the introductory disclosure for the Prospectus APPENDIX 1 entitled, ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS:

The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the Illustrations.

9. Based on the timing of this Supplement the following Financial Statements are added to the Prospectus:

LLANY Separate Account R for Flexible Premium Variable Life Insurance: as of June 30, 2001 -- unaudited

Lincoln Life & Annuity Company of New York: as of June 30, 2001 -- unaudited.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          (JUNE 30, 2001 - UNAUDITED)

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 2001 (UNAUDITED)

                                                                                          AFIS        AFIS
                                                   AIM V.I.                   AFIS        GROWTH-     GLOBAL      BARON
                                       AIM V.I.    INTERNATIONAL  AIM V.I.    GROWTH      INCOME      SMALL CAP   CAPITAL
                                       GROWTH      EQUITY         VALUE       CLASS 2     CLASS 2     CLASS 2     ASSET
                           COMBINED    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $  869,905  $       --   $       --    $       --  $       --  $       --  $       --  $        --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)        2,245,805     164,826       23,488       229,195      98,672      85,513       2,810       99,667
                           ----------  ----------   ----------    ----------  ----------  ----------  ----------  -----------
-------------------------
TOTAL INVESTMENTS           3,115,710     164,826       23,488       229,195      98,672      85,513       2,810       99,667
 - Liability - Payable to
   Lincoln Life &
   Annuity Company of New
   York                           134           7            1            10           4           4          --            4
                           ----------  ----------   ----------    ----------  ----------  ----------  ----------  -----------
-------------------------
NET ASSETS                 $3,115,576  $  164,819   $   23,487    $  229,185  $   98,668  $   85,509  $    2,810  $    99,663
                           ==========  ==========   ==========    ==========  ==========  ==========  ==========  ===========
-------------------------
PERCENT OF NET ASSETS          100.00%       5.29%        0.75%         7.36%       3.17%       2.74%       0.09%        3.20%
                           ==========  ==========   ==========    ==========  ==========  ==========  ==========  ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                              22,425.600    2,695.958    23,896.202  11,775.781   7,877.384     386.120    7,275.462
  - Unit value                         $    7.350   $    8.712    $    9.591  $    8.379  $   10.854  $    7.276  $    13.697
                                       ----------   ----------    ----------  ----------  ----------  ----------  -----------
-------------------------
NET ASSETS                             $  164,819   $   23,487    $  229,185  $   98,668  $   85,509  $    2,810  $    99,663
                                       ==========   ==========    ==========  ==========  ==========  ==========  ===========
-------------------------

                           DEUTSCHE      DEUTSCHE
                           VIT           VIT
                           EAFE          EQUITY
                           EQUITY INDEX  500 INDEX
                           SUBACCOUNT    SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $        --   $        --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)            13,118       265,412
                           -----------   -----------
-------------------------
TOTAL INVESTMENTS               13,118       265,412
 - Liability - Payable to
   Lincoln Life &
   Annuity Company of New
   York                              1            12
                           -----------   -----------
-------------------------
NET ASSETS                 $    13,117   $   265,400
                           ===========   ===========
-------------------------
PERCENT OF NET ASSETS             0.42%         8.52%
                           ===========   ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                    1,618.895    27,255.163
  - Unit value             $     8.102   $     9.738
                           -----------   -----------
-------------------------
NET ASSETS                 $    13,117   $   265,400
                           ===========   ===========
-------------------------

                           DEUTSCHE
                           VIT                                   DGPF        DGPF
                           SMALL        DGPF         DGPF        EMERGING    SMALL         DGPF          DGPF
                           CAP INDEX    HIGH YIELD   DEVON       MARKETS     CAP VALUE     REIT          TREND
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $        --  $    20,454  $      334  $    5,562  $     90,371  $     22,576  $     88,051
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)            57,780           --          --          --            --            --            --
                           -----------  -----------  ----------  ----------  ------------  ------------  ------------
-------------------------
TOTAL INVESTMENTS               57,780       20,454         334       5,562        90,371        22,576        88,051
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York               2            1          --          --             4             1             4
                           -----------  -----------  ----------  ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $    57,778  $    20,453  $      334  $    5,562  $     90,367  $     22,575  $     88,047
                           ===========  ===========  ==========  ==========  ============  ============  ============
-------------------------
PERCENT OF NET ASSETS             1.85%        0.66%       0.01%       0.18%         2.90%         0.72%         2.83%
                           ===========  ===========  ==========  ==========  ============  ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                    4,660.061    2,611.187      37.913     528.745     6,693.925     1,572.797     7,571.262
  - Unit value             $    12.398  $     7.831  $    8.813  $   10.516  $     13.500  $     14.354  $     11.629
                           -----------  -----------  ----------  ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $    57,778  $    20,453  $      334  $    5,562  $     90,367  $     22,575  $     88,047
                           ===========  ===========  ==========  ==========  ============  ============  ============
-------------------------

                           FIDELITY       FIDELITY
                           VIP            VIP
                           GROWTH         HIGH INCOME
                           SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT     SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $          --   $        --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)               2,706         1,853
                           -------------   -----------
-------------------------
TOTAL INVESTMENTS                  2,706         1,853
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                --            --
                           -------------   -----------
-------------------------
NET ASSETS                 $       2,706   $     1,853
                           =============   ===========
-------------------------
PERCENT OF NET ASSETS               0.09%         0.06%
                           =============   ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                        354.053       248.587
  - Unit value             $       7.642   $     7.454
                           -------------   -----------
-------------------------
NET ASSETS                 $       2,706   $     1,853
                           =============   ===========
-------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                     JANUS
                                          FIDELITY                     JANUS         ASPEN
                           FIDELITY       VIP III        JANUS         ASPEN         SERIES
                           VIP II         GROWTH         ASPEN         SERIES        GLOBAL                       LN
                           CONTRAFUND     OPPORTUNITIES  SERIES        WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                           SERVICE CLASS  SERVICE CLASS  BALANCED      GROWTH        SERVICE CLASS  BOND          APPRECIATION
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $          --  $          --  $         --  $         --  $          --  $    192,857  $    107,032
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)              61,105         25,430       375,408       371,349         13,338            --            --
                           -------------  -------------  ------------  ------------  -------------  ------------  ------------
-------------------------
TOTAL INVESTMENTS                 61,105         25,430       375,408       371,349         13,338       192,857       107,032
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                 3              1            16            16              1             8             5
                           -------------  -------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS                 $      61,102  $      25,429  $    375,392  $    371,333  $      13,337  $    192,849  $    107,027
                           =============  =============  ============  ============  =============  ============  ============
-------------------------
PERCENT OF NET ASSETS               1.96%          0.82%        12.05%        11.92%          0.43%         6.19%         3.44%
                           =============  =============  ============  ============  =============  ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                      6,109.368      3,130.682    34,300.719    35,914.645      2,682.140    16,944.321    11,435.309
  - Unit value             $      10.001  $       8.122  $     10.944  $     10.339  $       4.973  $     11.381  $      9.359
                           -------------  -------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS                 $      61,102  $      25,429  $    375,392  $    371,333  $      13,337  $    192,849  $    107,027
                           =============  =============  ============  ============  =============  ============  ============
-------------------------


                                        LN
                           LN           GLOBAL
                           EQUITY-      ASSET
                           INCOME       ALLOCATION
                           SUBACCOUNT   SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $    21,775  $      374
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)                --          --
                           -----------  ----------
-------------------------
TOTAL INVESTMENTS               21,775         374
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York               1          --
                           -----------  ----------
-------------------------
NET ASSETS                 $    21,774  $      374
                           ===========  ==========
-------------------------
PERCENT OF NET ASSETS             0.70%       0.01%
                           ===========  ==========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                    1,841.836      37.918
  - Unit value             $    11.821  $    9.870
                           -----------  ----------
-------------------------
NET ASSETS                 $    21,774  $      374
                           ===========  ==========
-------------------------

                                                                                                               FTVIPT
                                                                                                               TEMPLETON
                           LN          LN          MFS         MFS                     NB AMT                  INTERNATIONAL
                           MONEY       SOCIAL      EMERGING    TOTAL       MFS         MID-CAP     NB AMT      SECURITES
                           MARKET      AWARENESS   GROWTH      RETURN      UTILITIES   GROWTH      PARTNERS    CLASS 2
                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $  315,930  $    4,589  $       --  $       --  $       --  $       --  $       --  $          --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)               --          --      76,008       9,728      51,210      63,983      45,446         51,536
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
TOTAL INVESTMENTS             315,930       4,589      76,008       9,728      51,210      63,983      45,446         51,536
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York             14          --           3          --           2           3           2              2
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET ASSETS                 $  315,916  $    4,589  $   76,005  $    9,728  $   51,208  $   63,980  $   45,444  $      51,534
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------
PERCENT OF NET ASSETS           10.14%       0.15%       2.44%       0.31%       1.64%       2.05%       1.46%          1.65%
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                  29,166.576     448.862   7,819.303     811.250   4,470.301   5,356.777   4,080.617      5,034.964
  - Unit value             $   10.834  $   10.221  $    9.720  $   11.989  $   11.455  $   11.944  $   11.136  $      10.233
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET ASSETS                 $  315,916  $    4,589  $   76,005  $    9,728  $   51,208  $   63,980  $   45,444  $      51,534
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------

                           FTVIPT
                           TEMPLETON
                           GROWTH
                           SECURITES
                           CLASS 2
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $        --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)            56,224
                           -----------
-------------------------
TOTAL INVESTMENTS               56,224
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York               2
                           -----------
-------------------------
NET ASSETS                 $    56,222
                           ===========
-------------------------
PERCENT OF NET ASSETS             1.80%
                           ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                    4,437.238
  - Unit value             $    12.670
                           -----------
-------------------------
NET ASSETS                 $    56,222
                           ===========
-------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                         AFIS        AFIS
                                                  AIM V.I.                   AFIS        GROWTH-     GLOBAL      BARON
                                      AIM V.I.    INTERNATIONAL  AIM V.I.    GROWTH      INCOME      SMALL CAP   CAPITAL
                                      GROWTH      EQUITY         VALUE       CLASS 2     CLASS 2     CLASS 2     ASSET
                           COMBINED   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $  94,666  $      --   $       --     $     --    $  25,423   $ 10,417    $    26     $    444
 - Mortality and expense
   guarantees                (10,077)      (834)         (53)        (546)        (295)      (194)        (3)        (340)
                           ---------  ----------  -------------  ----------  ----------  ----------  ----------  ----------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                     84,589       (834)         (53)        (546)      25,128     10,223         23          104
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments           (111,967)   (57,650)        (331)      (1,911)        (610)        77       (176)        (148)
Net change in unrealized
   appreciation or
   depreciation on
   investments              (185,893)   (13,991)      (1,002)      (3,270)     (29,981)    (7,872)       149       10,574
                           ---------  ----------  -------------  ----------  ----------  ----------  ----------  ----------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS           (297,860)   (71,641)      (1,333)      (5,181)     (30,591)    (7,795)       (27)      10,426
                           ---------  ----------  -------------  ----------  ----------  ----------  ----------  ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $(213,271) $ (72,475)  $   (1,386)    $ (5,727)   $  (5,463)  $  2,428    $    (4)    $ 10,530
                           =========  ==========  =============  ==========  ==========  ==========  ==========  ==========
-------------------------


                           DEUTSCHE VIT  DEUTSCHE VIT
                           EAFE          EQUITY
                           EQUITY INDEX  500 INDEX
                           SUBACCOUNT    SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $      --     $         --
 - Mortality and expense
   guarantees                    (46)            (965)
                           ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                        (46)            (965)
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments                (71)          (1,117)
Net change in unrealized
   appreciation or
   depreciation on
   investments                (2,144)         (14,535)
                           ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS             (2,215)         (15,652)
                           ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $  (2,261)    $    (16,617)
                           ============  ============
-------------------------

                                                                                                                 FIDELITY
                           DEUTSCHE VIT                          DGPF        DGPF                                VIP
                           SMALL         DGPF        DGPF        EMERGING    SMALL       DGPF        DGPF        GROWTH
                           CAP INDEX     HIGH YIELD  DEVON       MARKETS     CAP VALUE   REIT        TREND       SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $     --      $    376    $    3      $   13      $   386     $   454     $     --    $    207
 - Mortality and expense
   guarantees                  (191)          (43)       (2)        (16)        (178)        (76)        (281)        (11)
                           ------------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                      (191)          333         1          (3)         208         378         (281)        196
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments               (89)          (37)      (11)        (16)         371          40       (8,719)        (45)
Net change in unrealized
   appreciation or
   depreciation on
   investments                3,679        (1,120)       (9)        539        4,095       1,031          883        (470)
                           ------------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS             3,590        (1,157)      (20)        523        4,466       1,071       (7,836)       (515)
                           ------------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $  3,399      $   (824)   $  (19)     $  520      $ 4,674     $ 1,449     $ (8,117)   $   (319)
                           ============  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------

                           FIDELITY
                           VIP
                           HIGH INCOME
                           SERVICE CLASS
                           SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends                $     1,795
 - Mortality and expense
   guarantees                       (32)
                            -----------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         1,763
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments                (3,084)
Net change in unrealized
   appreciation or
   depreciation on
   investments                     (306)
                            -----------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                (3,390)
                            -----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               $    (1,627)
                            ===========
-------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                 JANUS
                                          FIDELITY                   JANUS       ASPEN
                           FIDELITY       VIP III        JANUS       ASPEN       SERIES
                           VIP II         GROWTH         ASPEN       SERIES      GLOBAL                     LN
                           CONTRAFUND     OPPORTUNITIES  SERIES      WORLDWIDE   TECHNOLOGY     LN          CAPITAL
                           SERVICE CLASS  SERVICE CLASS  BALANCED    GROWTH      SERVICE CLASS  BOND        APPRECIATION
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $    1,073     $       32     $   4,797   $     813   $       77     $   953     $    8,713
 - Mortality and expense
   guarantees                    (169)           (69)       (1,413)     (1,467)         (20)       (657)          (411)
                           -------------  -------------  ----------  ----------  -------------  ----------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         904            (37)        3,384        (654)          57         296          8,302
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments                (879)          (158)         (428)    (11,270)        (121)        472         (1,512)
Net change in unrealized
   appreciation or
   depreciation on
   investments                 (3,001)          (947)      (16,315)    (44,678)      (1,491)      3,803        (20,704)
                           -------------  -------------  ----------  ----------  -------------  ----------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS              (3,880)        (1,105)      (16,743)    (55,948)      (1,612)      4,275        (22,216)
                           -------------  -------------  ----------  ----------  -------------  ----------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $   (2,976)    $   (1,142)    $ (13,359)  $ (56,602)  $   (1,555)    $ 4,571     $  (13,914)
                           =============  =============  ==========  ==========  =============  ==========  ============
-------------------------


                                       LN
                           LN          GLOBAL
                           EQUITY-     ASSET
                           INCOME      ALLOCATION
                           SUBACCOUNT  SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $    887    $       30
 - Mortality and expense
   guarantees                   (73)           (2)
                           ----------  ----------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                       814            28
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments               (49)          (11)
Net change in unrealized
   appreciation or
   depreciation on
   investments               (1,574)          (45)
                           ----------  ----------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS            (1,623)          (56)
                           ----------  ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $   (809)   $      (28)
                           ==========  ==========
-------------------------

                                                                                                               FTVIPT
                                                                                                               TEMPLETON
                           LN          LN          MFS         MFS                     NB AMT                  INTERNATIONAL
                           MONEY       SOCIAL      EMERGING    TOTAL       MFS         MID-CAP     NB AMT      SECURITIES
                           MARKET      AWARENESS   GROWTH      RETURN      UTILITIES   GROWTH      PARTNERS    CLASS 2
                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $ 2,996     $    99     $   6,198   $   532     $  3,295    $     --    $  1,301    $    13,008
 - Mortality and expense
   guarantees                 (510)         (4)         (389)      (30)        (127)       (194)       (147)          (181)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                    2,486          95         5,809       502        3,168        (194)      1,154         12,827
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments               --         (10)      (23,443)       13         (271)       (636)         (6)          (152)
Net change in unrealized
   appreciation or
   depreciation on
   investments                  --        (265)       (9,662)     (477)      (6,782)     (1,930)     (1,588)       (16,772)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON
   INVESTMENTS                  --        (275)      (33,105)     (464)      (7,053)     (2,566)     (1,594)       (16,924)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $ 2,486     $  (180)    $ (27,296)  $    38     $ (3,885)   $ (2,760)   $   (440)   $    (4,097)
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------

                           FTVIPT
                           TEMPLETON
                           GROWTH
                           SECURITIES
                           CLASS 2
                           SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $   10,318
 - Mortality and expense
   guarantees                    (108)
                           ----------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                      10,210
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments                  21
Net change in unrealized
   appreciation or
   depreciation on
   investments                 (9,715)
                           ----------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON
   INVESTMENTS                 (9,694)
                           ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $      516
                           ==========
-------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                       AFIS          AFIS
                                                            AIM V.I.                     AFIS          GROWTH-       GLOBAL
                                              AIM V.I.      INTERNATIONAL  AIM V.I.      GROWTH        INCOME        SMALL CAP
                                              GROWTH        EQUITY         VALUE         CLASS 2       CLASS 2       CLASS 2
                                COMBINED      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,172,574  $   147,807   $      8,733   $    99,996   $    64,450   $   26,820    $     524
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                             84,589         (834)           (53)         (546)       25,128       10,223           23
  - Net realized gain (loss)
   on investments                   (111,967)     (57,650)          (331)       (1,911)         (610)          77         (176)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      (185,893)     (13,991)        (1,002)       (3,270)      (29,981)      (7,872)         149
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        (213,271)     (72,475)        (1,386)       (5,727)       (5,463)       2,428           (4)
------------------------------
Change From Unit Transactions:
  - Participant purchases          1,737,086      121,452         18,187       151,505        45,910       58,446        2,773
  - Participant withdrawals         (580,813)     (31,965)        (2,047)      (16,589)       (6,229)      (2,185)        (483)
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    1,156,273       89,487         16,140       134,916        39,681       56,261        2,290
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        943,002       17,012         14,754       129,189        34,218       58,689        2,286
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  3,115,576  $   164,819   $     23,487   $   229,185   $    98,668   $   85,509    $   2,810
                                ============  ============  ============   ============  ============  ============  ============
------------------------------

                                              DEUTSCHE
                                              VIT           DEUTSCHE
                                BARON         EAFE          VIT
                                CAPITAL       EQUITY        EQUITY 500
                                ASSET         INDEX         INDEX
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   82,206    $   11,969    $    235,226
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                              104           (46)           (965)
  - Net realized gain (loss)
   on investments                     (148)          (71)         (1,117)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      10,574        (2,144)        (14,535)
                                ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        10,530        (2,261)        (16,617)
------------------------------
Change From Unit Transactions:
  - Participant purchases           11,907         4,720          62,026
  - Participant withdrawals         (4,980)       (1,311)        (15,235)
                                ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                      6,927         3,409          46,791
                                ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       17,457         1,148          30,174
                                ------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   99,663    $   13,117    $    265,400
                                ============  ============  ============
------------------------------

                                DEUTSCHE
                                VIT                                       DGPF          DGPF
                                SMALL CAP     DGPF          DGPF          EMERGING      SMALL CAP     DGPF          DGPF
                                INDEX         HIGH YIELD    DEVON         MARKETS       VALUE         REIT          TREND
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   44,215    $    4,644    $     470     $   2,857     $   33,651    $   14,998    $   58,577
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                             (191)          333            1            (3)           208           378          (281)
  - Net realized gain (loss)
   on investments                      (89)          (37)         (11)          (16)           371            40        (8,719)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                       3,679        (1,120)          (9)          539          4,095         1,031           883
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         3,399          (824)         (19)          520          4,674         1,449        (8,117)
------------------------------
Change From Unit Transactions:
  - Participant purchases           14,414        17,675           --         2,938         54,300         8,073        44,545
  - Participant withdrawals         (4,250)       (1,042)        (117)         (753)        (2,258)       (1,945)       (6,958)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     10,164        16,633         (117)        2,185         52,042         6,128        37,587
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       13,563        15,809         (136)        2,705         56,716         7,577        29,470
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   57,778    $   20,453    $     334     $   5,562     $   90,367    $   22,575    $   88,047
                                ============  ============  ============  ============  ============  ============  ============
------------------------------

                                FIDELITY       FIDELITY
                                VIP            VIP
                                GROWTH         HIGH INCOME
                                SERVICE CLASS  SERVICE CLASS
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      3,224   $        546
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                                196          1,763
  - Net realized gain (loss)
   on investments                        (45)        (3,084)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                          (470)          (306)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS            (319)        (1,627)
------------------------------
Change From Unit Transactions:
  - Participant purchases                 --          4,514
  - Participant withdrawals             (199)        (1,580)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                         (199)         2,934
                                ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           (518)         1,307
                                ------------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $      2,706   $      1,853
                                ============   ============
------------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                               FIDELITY                     JANUS         JANUS
                                FIDELITY       VIP III        JANUS         ASPEN         ASPEN SERIES
                                VIP II         GROWTH         ASPEN         SERIES        GLOBAL                       LN
                                CONTRAFUND     OPPORTUNITIES  SERIES        WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                                SERVICE CLASS  SERVICE CLASS  BALANCED      GROWTH        SERVICE CLASS  BOND          APPRECIATION
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     33,780   $     14,304   $   343,841   $   358,118   $        755   $   101,825   $   103,374
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                                904            (37)        3,384          (654)            57           296         8,302
  - Net realized gain (loss)
   on investments                       (879)          (158)         (428)      (11,270)          (121)          472        (1,512)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                        (3,001)          (947)      (16,315)      (44,678)        (1,491)        3,803       (20,704)
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (2,976)        (1,142)      (13,359)      (56,602)        (1,555)        4,571       (13,914)
------------------------------
Change From Unit Transactions:
  - Participant purchases             36,725         14,067        58,846        88,309         15,435        97,710        24,795
  - Participant withdrawals           (6,427)        (1,800)      (13,936)      (18,492)        (1,298)      (11,257)       (7,228)
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                       30,298         12,267        44,910        69,817         14,137        86,453        17,567
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         27,322         11,125        31,551        13,215         12,582        91,024         3,653
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     61,102   $     25,429   $   375,392   $   371,333   $     13,337   $   192,849   $   107,027
                                ============   ============   ============  ============  ============   ============  ============
------------------------------


                                              LN
                                LN            GLOBAL
                                EQUITY-       ASSET
                                INCOME        ALLOCATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   17,422    $        529
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                              814              28
  - Net realized gain (loss)
   on investments                      (49)            (11)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      (1,574)            (45)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (809)            (28)
------------------------------
Change From Unit Transactions:
  - Participant purchases            8,300              --
  - Participant withdrawals         (3,139)           (127)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                      5,161            (127)
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        4,352            (155)
                                ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   21,774    $        374
                                ============  ============
------------------------------

                                LN            LN            MFS           MFS                         NB AMT
                                MONEY         SOCIAL        EMERGING      TOTAL         MFS           MID-CAP       NB AMT
                                MARKET        AWARENESS     GROWTH        RETURN        UTILITIES     GROWTH        PARTNERS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    82,916   $     543     $   110,338   $    3,821    $   25,870    $   45,279    $   33,734
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                             2,486          95           5,809          502         3,168          (194)        1,154
  - Net realized gain (loss)
   on investments                        --         (10)        (23,443)          13          (271)         (636)           (6)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                           --        (265)         (9,662)        (477)       (6,782)       (1,930)       (1,588)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          2,486        (180)        (27,296)          38        (3,885)       (2,760)         (440)
------------------------------
Change From Unit Transactions:
  - Participant purchases           577,356       4,802          41,254        7,923        34,396        27,920        14,195
  - Participant withdrawals        (346,842)       (576)        (48,291)      (2,054)       (5,173)       (6,459)       (2,045)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     230,514       4,226          (7,037)       5,869        29,223        21,461        12,150
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       233,000       4,046         (34,333)       5,907        25,338        18,701        11,710
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   315,916   $   4,589     $    76,005   $    9,728    $   51,208    $   63,980    $   45,444
                                ============  ============  ============  ============  ============  ============  ============
------------------------------

                                FTVIPT         FTVIPT
                                TEMPLETON      TEMPLETON
                                INTERNATIONAL  GROWTH
                                SECURITIES     SECURITIES
                                CLASS 2        CLASS 2
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     43,803   $     11,409
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                             12,827         10,210
  - Net realized gain (loss)
   on investments                       (152)            21
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                       (16,772)        (9,715)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (4,097)           516
------------------------------
Change From Unit Transactions:
  - Participant purchases             13,522         48,146
  - Participant withdrawals           (1,694)        (3,849)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                       11,828         44,297
                                ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          7,731         44,813
                                ------------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     51,534   $     56,222
                                ============   ============
------------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: LLANY Separate Account R for Flexible Premium Variable Life Insurance (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 1, 1999, are part of the operations of LNY.

   The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts. These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the financial statements and notes as of December 31, 2000 included in this registration statement.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                          (JUNE 30, 2001 - UNAUDITED)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEET -- STATUTORY BASIS (UNAUDITED)

                                                              JUNE 30          JUNE 30
                                                              2001             2000
                                                              --------------   --------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $1,547,346,060   $1,497,352,170
------------------------------------------------------------
Common stocks                                                             --           92,332
------------------------------------------------------------
Mortgage loans on real estate                                    186,319,848      196,040,358
------------------------------------------------------------
Policy loans                                                     176,735,837      179,122,248
------------------------------------------------------------
Other investments                                                    291,826          366,226
------------------------------------------------------------
Receivable for securities                                                 --        2,307,817
------------------------------------------------------------
Cash and short-term investments                                   26,940,070       36,364,948
------------------------------------------------------------  --------------   --------------
Total cash and investments                                     1,937,633,641    1,911,646,099
------------------------------------------------------------
Premiums and fees in course of collection                          4,908,504        4,325,887
------------------------------------------------------------
Accrued investment income                                         31,204,637       30,844,858
------------------------------------------------------------
Reinsurance recoverable                                               52,896          356,902
------------------------------------------------------------
Other admitted assets                                              2,043,926        4,192,555
------------------------------------------------------------
Separate account assets                                          331,666,933      343,262,137
------------------------------------------------------------  --------------   --------------
Total admitted assets                                         $2,307,510,537   $2,294,628,438
------------------------------------------------------------  ==============   ==============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $1,737,025,608   $1,746,379,553
------------------------------------------------------------
Other policyholder funds                                           5,712,698       30,700,431
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee        4,863,439        6,468,640
------------------------------------------------------------
Asset valuation reserve                                            9,537,940       10,849,760
------------------------------------------------------------
Interest maintenance reserve                                              --       (1,181,666)
------------------------------------------------------------
Payable for securities                                            21,897,782               --
------------------------------------------------------------
Other liabilities                                                 24,496,357       18,435,856
------------------------------------------------------------
Net transfers due from separate accounts                         (13,659,884)      (6,212,917)
------------------------------------------------------------
Separate account liabilities                                     331,229,833      343,262,137
------------------------------------------------------------  --------------   --------------
Total liabilities                                              2,121,103,773    2,148,701,794
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding -- 2,000 shares
  (owned by the Lincoln National Life Insurance Company)           2,000,000        2,000,000
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation                         --               --
------------------------------------------------------------
Paid-in surplus                                                  384,128,481      384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                   (199,721,717)    (240,201,837)
------------------------------------------------------------  --------------   --------------
Total capital and surplus                                        186,406,764      145,926,644
------------------------------------------------------------  --------------   --------------
Total liabilities and capital and surplus                     $2,307,510,537   $2,294,628,438
------------------------------------------------------------  ==============   ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE 30
                                                              2001             2000
                                                              --------------   --------------
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations for life and accident
and health policies and contracts                              $116,639,815     $125,706,415
------------------------------------------------------------
Net investment income                                            66,972,696       64,839,702
------------------------------------------------------------
Amortization of the interest maintenance reserve                    (94,985)        (623,219)
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded             494,977        2,566,041
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      2,787,637        2,293,514
------------------------------------------------------------
Other income                                                      3,260,451        2,711,376
------------------------------------------------------------   ------------     ------------
Total revenues                                                  190,060,591      197,493,829
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                109,998,746      136,865,280
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses          51,808,358       33,696,310
------------------------------------------------------------   ------------     ------------
Total benefits and expenses                                     161,807,104      170,561,590
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      28,253,487       26,932,239
------------------------------------------------------------
Dividends to policyholders                                        2,491,926        2,391,214
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 25,761,561       24,541,025
------------------------------------------------------------
Federal income taxes                                                526,676          749,440
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before net realized gain on
investments                                                      25,234,885       23,791,585
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                              (5,099,513)        (447,123)
------------------------------------------------------------   ------------     ------------
Net income                                                     $ 20,135,372     $ 23,344,462
------------------------------------------------------------   ============     ============

See accompanying notes.                                                      C-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE 30
                                                              2001                    2000
                                                              -----------------       -----------------
CAPITAL AND SURPLUS AT BEGINNING OF PERIOD                    $     168,619,160       $     132,393,566
------------------------------------------------------------
CAPITAL AND SURPLUS INCREASE (DECREASE):
------------------------------------------------------------
Net income                                                           20,135,372              23,344,462
------------------------------------------------------------
Change in net unrealized capital gains or (losses)                     (868,598)             (1,167,365)
------------------------------------------------------------
Nonadmitted assets                                                     (147,413)             (3,317,229)
------------------------------------------------------------
Change in surplus as a result of reinsurance                           (256,345)             (2,361,532)
------------------------------------------------------------
Asset valuation reserve                                                 766,806              (2,965,258)
------------------------------------------------------------
Cummulative effect of change in accounting principles                (1,842,218)                     --
------------------------------------------------------------  -----------------       -----------------
Capital and surplus at end of period                          $     186,406,764       $     145,926,644
------------------------------------------------------------  =================       =================

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE 30
                                                              2001             2000
                                                              --------------   --------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 119,106,729    $  89,739,681
------------------------------------------------------------
Investment income received                                       66,915,752       63,292,093
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      2,787,637               --
------------------------------------------------------------
Benefits paid                                                  (150,205,869)    (128,660,411)
------------------------------------------------------------
Insurance expenses paid                                         (52,607,851)     (34,386,580)
------------------------------------------------------------
Federal income taxes recovered (paid)                              (755,193)        (934,136)
------------------------------------------------------------
Dividends to policyholders                                       (2,586,216)      (2,423,494)
------------------------------------------------------------
Other income received and expenses paid, net                     14,872,494       21,935,353
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) operating activities              (2,472,517)       8,562,506
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      122,306,701      112,375,511
------------------------------------------------------------
Purchase of investments                                        (143,029,549)    (129,766,059)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             2,208,139       (1,685,099)
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) investing activities             (18,514,709)     (19,075,647)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                          --       (2,361,532)
------------------------------------------------------------
Other                                                             1,237,040       19,772,354
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) financing activities               1,237,040       17,410,822
------------------------------------------------------------  -------------    -------------

Net increase (decrease) in cash and short-term investments      (19,750,186)       6,897,681
------------------------------------------------------------
Cash and short-term investments at beginning of period           46,690,256       29,467,267
------------------------------------------------------------  -------------    -------------
Cash and short-term investments at end of period              $  26,940,070    $  36,364,948
------------------------------------------------------------  =============    =============

See accompanying notes.                                                      C-5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS (UNAUDITED)

1. BASIS OF PRESENTATION

--------------------------------------------------------------------------------

The accompanying financial statements of Lincoln Life & Annuity Company of New York have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners, except to the extent that New York State law differs and they do not contain complete notes.

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law. The company's financial statements were completed following the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective January 1, 2001 (NAIC SAP) except they do not contain complete notes. However, the state of New York has certain prescribed accounting practices that differ from those found in NAIC SAP. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Specifically relating to the Lincoln Life & Annuity Company of New York, deferred income tax assets and liabilities are not included in the company's balance sheet per New York Insurance Law. According to the NAIC SAP, these amounts should be included. If the deferred tax assets were included as of January 1, 2001, admitted assets and statutory surplus would have been increased by approximately $30,557,000. As of June 30, 2001, admitted deferred tax assets and statutory surplus would have increased by $21,588,176.

Disclosure for Insurers Upon Initial Implementation of Codification: Accounting changes adopted to conform to the provisions of the NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $1,842,218 as of January 1, 2001.

These financial statements are unaudited and include all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results, in accordance with the accounting basis described above. For further information, refer to the statutory-basis financial statements and notes as of December 31, 2000, 1999, and 1998 included in this registration statement.

Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001.

                                  PROSPECTUS 1

                  Incorporated by reference to Post-Effective
                  Amendment No. 6 to Registration Statement on
                  Form S-6 (File No. 333-46113) filed on
                  April 19, 2001.

                          SUPPLEMENT FOR PROSPECTUS 2

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
     LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                       SUPPLEMENT DATED NOVEMBER 13, 2001
                   TO THE PROSPECTUSES DATED OCTOBER 1, 2001
                          WHICH DESCRIBES LINCOLN SVUL

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices To Be Made":

You may also choose Riders offered for this Policy. These may alter the benefits or charges in the Policy. They also may have tax consequences to you. See
Page 33.

2. The following is added to the HIGHLIGHTS section, on page 5, "Insurance Charges and Fees" sub-section immediately after the paragraph beginning "Surrender in full."

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal. Upon issue, there is a one-time administrative charge of not more than $250 for this Rider. See page 33.

3. The following is added to the end of the "Monthly Deduction" sub-section of CHARGES AND FEES on page 23.

If you select the Estate Tax Repeal Rider, there is a one-time administrative charge of not more than $250.

4. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 24.

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 33.

5. The following is added to the end of the "Surrender Value" sub-section of POLICY LIQUIDITY on page 29:

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 33.

6. The following is added to the beginning of the "Riders" sub-section of OTHER POLICY PROVISIONS on page 33.

Riders may be offered to you which alter the benefit or charges in the Policy. The Riders offered may have tax consequences to you.

ESTATE TAX REPEAL RIDER

This Rider, if desired, must be selected at the time of application. It may be added to existing Policies. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins a 12-month "window" for you to exercise the Rider) is the later of 1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses and is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

7. The following replaces the final paragraph under the EXPERTS section on page 41.

Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

8. The following sentence is added to the introductory disclosure for the Prospectus APPENDIX 1 entitled, ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS:

The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the Illustrations.

                                  PROSPECTUS 2

                  Incorporated by reference to Post-Effective
                  Amendment No. 7 to Registration Statement on
                  Form S-6 (File No. 333-46113) filed on
                  September 18, 2001.

                                    PART II

                        FEES AND CHARGES REPRESENTATION
    Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                  UNDERTAKING
    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

       (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

           Please refer to Article VII Section 2 of the By-Laws of LLANY (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

       (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 8 to this registration statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       Prospectus One consisting of 83 pages (incorporated by reference); Prospectus Two consisting of 97 pages (incorporated by reference); Supplement 1, consisting of 16 pages;
       Supplement 2, consisting of 2 pages;
       The undertaking to file reports;
       The fees and charges representation;
       Statements regarding indemnification;
       The signatures.
       Power of Attorney.


       Consents of:


           Robert A. Picarello, Esquire
           Vaughn W. Robbins, FSA
           Ernst & Young LLP, Independent Auditors

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
          (1)   Resolution of the Board of Directors of Lincoln Life & Annuity
                Company of New York and related documents authorizing establishment of the Account.(2)
          (2)   Not applicable.
          (3)   (a)  Principal Underwriting Agreement between Lincoln Financial
                     Advisors Corporation and Lincoln Life & Annuity Company of
                     New York.(3)
                (b)  Selling Group Agreement.(7)
                (c)  Commission Schedule for Variable Life Policies.
          (4)   Not applicable.
          (5)   (a)  Form of Policy and Application.(2)
                (b)  Riders.(2)
                     Form of Contract LN655NY, form of Application B10409NY.(4)
                (c)  Estate Tax Repeal Rider -- Policy Form LR511 NY
          (6)   (a)  Articles of Incorporation of Lincoln Life & Annuity Company
                     of New York.(1)
                (b)  Bylaws of Lincoln Life & Annuity Company of New York.(1)
          (7)   Not applicable.
          (8)   Fund Participation Agreements.
                Agreements between Lincoln Life & Annuity Company of New York and
                Amendments thereto:
                (a)  AIM Variable Insurance Funds.(5)
                (b)  Alliance Variable Products Series Fund, Inc.(8)
                (c)  American Funds Insurance Series.(5)
                (d)  Baron Capital Funds Trust.(5)
                (e)  BT Insurance Funds Trust.(5)
                (f)  Delaware Group Premium Fund.(5)
                (g)  Fidelity Variable Insurance Products Fund.(5)
                (h)  Franklin Templeton Variable Products Series Fund.(5)
                (i)  Janus Aspen Series.(5)
                (j)  Lincoln National Funds(5)
                (k)  MFS-Registered Trademark- Variable Insurance Trust.(5)
                (l)  Neuberger & Berman Advisors Management Trust.(5)
                (m)  Form of Putnam Variable Trust(6)
          (9)   Not applicable.
          (10)  See Exhibit 1(5).
     2.   See Exhibit 1(5).
     3.   Opinion and Consent of Robert A. Picarello, Esq.
     4.   Not applicable.
     5.   Not applicable.
     6.   Opinion and Consent of Vaughn W. Robbins, F.S.A.
     7.   Consent of Ernst & Young LLP, Independent Auditors
     8.   Not applicable.


* To be filed by amendment

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007 filed on October 16, 1997.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42507) filed on February 26, 1999.

(4) Incorporated by reference to Registration Statement From S-6 (File No. 333-33778) filed on March 31, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-46113) filed on April 19, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-52194) filed on September 18, 2001.

(7) Incorporated by reference to Post Effective Amendment No. 1 on Form N-4 (File No. 333-93875) filed on April 28, 2000.

(8) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 18, 2001.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account R for Flexible Premium Variable Life Insurance (File
No. 333-46113), has caused this Post-Effective Amendment No. 8 to this Registration Statement on Form S-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 13th day of November, 2001. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM
                                  VARIABLE LIFE INSURANCE
                                  (Registrant)

                                By:              /s/ GARY W. PARKER
                                     ------------------------------------------
                                                   Gary W. Parker
                                       SECOND VICE PRESIDENT AND DIRECTOR OF
                                     LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                                LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                  (Depositor)

                                By:              /s/ GARY W. PARKER
                                     ------------------------------------------
                                                   Gary W. Parker
                                         SECOND VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to this Registration Statement (File
No. 333-46113) has been signed below on November 13, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:


                    SIGNATURE                                 TITLE
                    ---------                                 -----
              /s/ LORRY J. STENSRUD*                President and Director
         --------------------------------            (Principal Executive
                Lorry J. Stensrud                    Officer)

                                                    Second Vice President and
                                                     Chief
                /s/ JANET CHRZAN*                    Financial Officer
         --------------------------------            (Principal Financial
                   Janet Chrzan                      Officer and Principal
                                                     Accounting Officer)

                /s/ JOHN H. GOTTA*                  Second Vice President,
         --------------------------------            Assistant Secretary, and
                  John H. Gotta                      Director

               /s/ GARY W. PARKER*
         --------------------------------           Second Vice President and
                  Gary W. Parker                     Director

             /s/ J. PATRICK BARRETT*
         --------------------------------           Director
                J. Patrick Barrett

               /s/ ROBERT D. BOND*
         --------------------------------           Director
                  Robert D. Bond

                /s/ JON A. BOSCIA*
         --------------------------------           Director
                  Jon A. Boscia

          /s/ BARBARA STEURY KOWALCZYK*
         --------------------------------           Director
             Barbara Steury Kowalczyk

          /s/ MARGUERITE LEANNE LACHMAN*
         --------------------------------           Director
            Marguerite Leanne Lachman

             /s/ LOUIS G. MARCOCCIA*
         --------------------------------           Director
                Louis G. Marcoccia

              /s/ JOHN M. PIETRUSKI*
         --------------------------------           Director
                John M. Pietruski

                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ RON J. PONDER*
         --------------------------------           Director
                  Ron J. Ponder

             /s/ LAWRENCE T. ROWLAND*
         --------------------------------           Director
               Lawrence T. Rowland

             /s/ RICHARD C. VAUGHAN*
         --------------------------------           Director
                Richard C. Vaughan


                                          * By: /s/ Gary W. Parker
                                          --------------------------------------
                                          Gary W. Parker,
                                          pursuant to a Power of
                                          Attorney filed with this
                                          Post-Effective Amendment No. 8
                                          to the Registration Statement.

                               POWER OF ATTORNEY

We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

WITNESS our hands and common seal on this 3rd day of August 2001.

SIGNATURE                                           TITLE
---------                                           -----
/s/ John H. Gotta                                   Second Vice President,
--------------------------------                    Assistant Secretary, and
John H. Gotta                                       Director

                               POWER OF ATTORNEY

We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

WITNESS our hands and common seal on this 9th day of August 2001.

SIGNATURE                                           TITLE
---------                                           -----
/s/ Lorry J. Stensrud                               President and Director
--------------------------------                    (Principal Executive
Lorry J. Stensrud                                   Officer)

                                                    Second Vice President and
/s/ Janet Chrzan                                    Chief Financial Officer
--------------------------------                    (Principal Financial
Janet Chrzan                                        Officer and Principal
                                                    Accounting Officer)

                                                    Second Vice President,
--------------------------------                    Assistant Secretary, and
John H. Gotta                                       Director

/s/ Gary W. Parker
--------------------------------                    Second Vice President and
Gary W. Parker                                      Director

/s/ J. Patrick Barrett
--------------------------------                    Director
J. Patrick Barrett

/s/ Robert D. Bond
--------------------------------                    Director
Robert D. Bond

/s/ Jon A. Boscia
--------------------------------                    Director
Jon A. Boscia

/s/ Barbara Steury Kowalczyk
--------------------------------                    Director
Barbara Steury Kowalczyk

/s/ Marguerite Leanne Lachman
--------------------------------                    Director
Marguerite Leanne Lachman

/s/ Louis G. Marcoccia
--------------------------------                    Director
Louis G. Marcoccia

/s/ John M. Pietruski
--------------------------------                    Director
John M. Pietruski

/s/ Ron J. Ponder
--------------------------------                    Director
Ron J. Ponder

/s/ Lawrence T. Rowland
--------------------------------                    Director
Lawrence T. Rowland

/s/ Richard C. Vaughan
--------------------------------                    Director
Richard C. Vaughan

FOR ROBERT D. BOND

STATE OF INDIANA                )    Subscribed and sworn to before
                                     me this 9th day of August 2001
COUNTY OF ALLEN                 )

                                     /s/ Brenda S. Henline
                                     ------------------------------
                                     Notary Public
                                     Commission Expires 2/16/07

FOR JANET CHRZAN

STATE OF INDIANA                )    Subscribed and sworn to before
                                     me this 9th day of August 2001
COUNTY OF ALLEN                 )

                                     /s/ Tina M. Drzewiecki
                                     ------------------------------
                                     Notary Public
                                     Commission Expires December
                                     20, 2008

FOR LAWRENCE T. ROWLAND

STATE OF INDIANA                )    Subscribed and sworn to before
                                     me this 9th day of August 2001
COUNTY OF ALLEN                 )

                                     /s/ Karen S. Burtnette
                                     ------------------------------
                                     Notary Public
                                     Commission Expires 3/24/08

FOR RON J. PONDER

STATE OF NEW JERSEY             )    Subscribed and sworn to before
                                     me this 9th day of August 2001
COUNTY OF MORRIS                )

                                     /s/ Barbara Welsh
                                     ------------------------------
                                     Notary Public
                                     Commission Expires 3-5-02